Regulatory and Supervisory Matters	12 Months Ended
Dec. 31, 2011
Regulatory and Supervisory Matters

NOTE 20 – REGULATORY AND SUPERVISORY MATTERS

As previously disclosed in a Current Report on Form 8-K dated January 26, 2011, the Bank entered into a Stipulation and Consent to the Issuance of a Consent Order with the Federal Deposit Insurance Corporation (the “FDIC”) and the Illinois Department of Financial and Professional Regulation (the “IDFPR”) on January 21, 2011, whereby the Bank consented to the issuance of a Consent Order (the “Order”) by the FDIC and IDFPR, without admitting or denying that grounds exist for the FDIC and IDFPR to initiate an administrative proceeding against the Bank.

The Order requires the Bank to achieve Tier 1 capital at least equal to 8% of total assets and total capital at least equal to 12% of risk-weighted assets within 120 days. At December 31, 2011, these capital ratios were 3.3% and 6.1%, respectively. As a result, the Bank is currently deemed to be “undercapitalized” pursuant to the regulatory framework for prompt corrective action and is subject to the mandatory provisions of 12 U.S.C. § 1831o and 12 C.F.R. § 325 (subpart B). These provisions include, among other things, a requirement that the Bank submit a capital restoration plan to the FDIC and restrictions on the Bank’s asset growth, acquisitions, new activities, new branches, payment of dividends, declaration of capital distributions and management fees. We are actively working to comply with these new requirements, which may require us to raise capital. Our ability to raise additional capital is contingent on the current capital markets and on our financial performance.

The Order also requires the Bank to take the following actions: ensure that the Bank has competent management in place in all executive officer positions; increase the participation of the Bank’s Board of Directors in the affairs of the Bank and in the approval of sound policies and objectives for the supervision of the Bank’s activities; establish a compliance program to monitor the Bank’s compliance with the Order; increase its allowance for loan losses to $4,728,000 after application of the funds necessary to effect the charge-off of certain adversely classified loans identified in the related Report of Examination of the FDIC and IDFPR (the “ROE”); implement a program for the maintenance of an adequate allowance for loan and lease losses; adopt a written profit plan and a realistic, comprehensive budget for all categories of income and expense for calendar year 2011; charge off from its books and records any loan classified as “loss” in the ROE; adopt a written plan to reduce the Bank’s risk position in each asset in excess of $500,000 which has been classified as “substandard” or “doubtful” in the ROE; cease extending additional credit to any borrower who is already obligated in any manner to the Bank on any extension of credit that has been charged off the books of the Bank or classified as “loss” in the ROE without the prior non-objection of the FDIC; not pay any dividends to the Company without prior regulatory approval; implement procedures for managing the Bank’s sensitivity to interest rate risk; provide the Company with a copy of the Order; and submit quarterly progress reports to the FDIC and IDFPR regarding the Bank’s compliance with the Order.

The Order will remain in effect until modified or terminated by the FDIC and IDFPR. Any material failure to comply with the provisions of the Order could result in enforcement actions by the FDIC and IDFPR. While the Company intends to take such actions as may be necessary to enable the Bank to comply with the requirements of the Order, there can be no assurance that the Bank will be able to comply fully with the provisions of the Order, or to do so within the timeframes required, that compliance with the Order will not be more time consuming or more expensive than anticipated, or that compliance with the Order will enable the Company and the Bank to resume profitable operations, or that efforts to comply with the Order will not have adverse effects on the operations and financial condition of the Company and the Bank.

In addition, on January 14, 2011, the Company was notified by the Federal Reserve Bank of Chicago (the “FRB”) that the overall condition of the Company and the Bank is less than satisfactory. As a result, the Company must now obtain prior written approval from the FRB prior to, among other things, (i) the payment of any capital distribution, including stockholder dividends on the shares of Company preferred stock issued to the U.S. Department of Treasury (the “Treasury”) pursuant to the Trouble Asset Relief Program (“TARP”) Capital Purchase Program or (ii) making any payments related to any outstanding trust preferred securities. The Company is also required, within thirty days of January 14, 2011, to downstream all remaining funds to the Bank with the exception of the Company’s non-discretionary payments required to be made over the next twelve months. Additionally, the Company will be required to comply with (i) the provisions of Section 32 of the Federal Deposit Insurance Act and Section 225.71 of the Rules and Regulations of the Board of Governors of the Federal Reserve System with respect to the appointment of any new Company directors or the hiring or change in position of any Company senior executive officer and (ii) the restrictions on making “golden parachute” payments set forth in Section 18(k) of the Federal Deposit Insurance Act.